Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
November 2022 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Original amount bearing no interest			$ 300,000
December 2023 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Original amount bearing no interest	$ 135,000
Previously Reported [Member] | November 2022 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Original amount bearing no interest		$ 300,000
Previously Reported [Member] | December 2023 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Original amount bearing no interest		$ 135,000